Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) $ in Thousands			1 Months Ended				11 Months Ended	12 Months Ended
	Mar. 31, 2016	Jul. 10, 2014	Dec. 31, 2016	Nov. 30, 2016	Aug. 31, 2016	Jul. 31, 2014	Dec. 13, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Deferred Tax Assets, Valuation Allowance, Interest								$ (2,100)
Cash and cash equivalents								$ 48,771	$ 35,726
Share of the voting interest percentage								50.00%
Company's ownership interest before transaction		53.00%
Company's ownership interest after transaction		41.00%
Gain on deconsolidation of subsidiary						$ 264,300
Investment owned, balance, shares		15,108,718
Long Term Debt Net Of Discount								$ 492,400
Deferred tax assets recorded								47,892	34,394
Valuation allowance								$ 6,904	$ 5,912
Weighted average number of Trust shares outstanding							54,300,000	59,900,000	59,900,000	54,591,000
Trust shares, issued (in shares)			5,600,000
Advertising costs								$ 20,200	$ 17,400	$ 14,900
Research and development expense								1,200	1,400	1,300
Total employer contributions to plans								3,800	2,800	1,800
Share-based Payment Arrangement, Expense								6,700	4,500	$ 2,400
Stock compensation expense in future years for unvested options								19,100
Secondary Offering | Subsidiaries
Class of Stock [Line Items]
Number of shares to be sold by shareholders		5,750,000
Secondary Offering | Parent Company
Class of Stock [Line Items]
Number of shares to be sold by shareholders		4,466,569
FOX | Secondary Offering
Class of Stock [Line Items]
Subsidiary stock issued during period shares new issues	2,500,000			3,500,000	4,025,000
Foreign | Subsidiaries
Class of Stock [Line Items]
Cash and cash equivalents								$ 16,700	$ 14,800